NC SLF Inc.
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2025
(dollars in thousands)

Portfolio Company (1) (2)	Footnotes	Investment	Spread Above Reference Rate (3)		Interest Rate (3)	Maturity Date	Par Amount	Amortized Cost	Fair Value	% of Net Assets (5)
Investments
Debt Investments
Aerospace and Defense
PAG Holding Corp. (Precision Aviation Group)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.80%	12/21/2029	4,825	4,790	4,784	0.80%
PAG Holding Corp. (Precision Aviation Group)	(4)	First Lien Debt	S +	4.75%	8.75%	12/21/2029	14,555	14,332	14,431	2.41%
Total Aerospace and Defense								19,122	19,215	3.21%

Air Freight & Logistics
Kenco PPC Buyer LLC	(4)	First Lien Debt	S +	4.75%	8.79%	11/15/2029	16,196	16,006	16,120	2.70%
Kenco PPC Buyer LLC	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.81%	11/15/2029	2,587	2,558	2,575	0.43%
Kenco PPC Buyer LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.81%	11/15/2029	488	(4)	(2)	0.00%
Total Air Freight & Logistics								18,560	18,693	3.13%

Auto Components
Randys Holdings, Inc. (Randy's Worldwide Automotive)	(4) (7)	First Lien Debt	S +	5.00%	9.16%	11/1/2029	12,764	12,618	12,562	2.10%
Randys Holdings, Inc. (Randy's Worldwide Automotive)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.16%	11/1/2029	4,352	3,086	3,017	0.50%
Total Auto Components								15,704	15,579	2.60%

Beverages
Refresh Buyer, LLC (Sunny Sky Products)	(4) (10)	First Lien Debt	S +	4.75%	8.75%	12/23/2028	3,365	3,342	3,294	0.55%
Refresh Buyer, LLC (Sunny Sky Products)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.75%	12/23/2028	852	852	834	0.14%
Total Beverages								4,194	4,128	0.69%

Building Products
Clean Solutions Buyer, Inc.	(4) (10)	First Lien Debt	S +	4.50%	8.66%	9/9/2030	4,205	4,170	4,148	0.69%
Cobalt Service Partners, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.75%	10/13/2031	12,460	5,461	5,401	0.91%
Cobalt Service Partners, LLC	(4) (7) (10)	First Lien Debt	S +	4.75%	8.75%	10/13/2031	7,195	7,132	7,130	1.19%
Vertex Service Partners, LLC	(4) (10)	First Lien Debt	S +	6.00%	10.00%	11/8/2030	2,235	2,209	2,227	0.37%
Vertex Service Partners, LLC	(4)	First Lien Debt (Delayed Draw)	S +	6.00%	10.00%	11/8/2030	4,308	4,302	4,293	0.72%
Vertex Service Partners, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.25%	11/8/2030	4,405	843	716	0.12%
Total Building Products								24,117	23,915	4.00%

Chemicals
Chroma Color Corporation	(4)	First Lien Debt (Delayed Draw)	S +	4.25%	8.25%	4/23/2029	662	658	653	0.11%
Chroma Color Corporation	(4)	First Lien Debt	S +	4.25%	8.56%	4/23/2029	2,999	2,960	2,957	0.49%
Olympic Buyer, Inc. (Ascensus)	(4) (7)	First Lien Debt	S +	4.35%	8.51%	6/30/2028	13,891	13,759	12,192	2.04%
Total Chemicals								17,377	15,802	2.64%

Commercial Services & Supplies
FirstCall Mechanical Group, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.75%	6/27/2031	13,057	10,155	10,080	1.69%
FirstCall Mechanical Group, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.75%	6/27/2031	6,485	6,431	6,441	1.08%
Integrated Power Services Holdings, Inc.	(4)	First Lien Debt	S +	4.75%	9.03%	11/22/2028	4,903	4,885	4,903	0.82%
Olympus US Bidco LLC (Phaidon International)	(4) (8)	First Lien Debt	S +	5.50%	9.76%	8/22/2029	17,184	17,081	16,738	2.80%
Safety Infrastructure Services Intermediate LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.02%	7/21/2028	1,726	454	424	0.07%
Safety Infrastructure Services Intermediate LLC	(4) (10)	First Lien Debt	S +	5.00%	9.00%	7/21/2028	3,069	3,046	3,010	0.50%
Total Commercial Services & Supplies								42,052	41,596	6.96%

Construction & Engineering
CLS Management Services, LLC (Contract Land Staff)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.02%	3/27/2030	2,176	648	635	0.11%
CLS Management Services, LLC (Contract Land Staff)	(4) (10)	First Lien Debt	S +	5.00%	9.00%	3/27/2030	3,243	3,217	3,217	0.54%
CLS Management Services, LLC (Contract Land Staff)	(4) (10)	First Lien Debt (Delayed Draw)	S +	5.00%	9.25%	3/27/2030	1,304	1,302	1,293	0.22%
ERA Industries, LLC (BTX Precision)	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.96%	7/25/2030	513	234	232	0.04%
ERA Industries, LLC (BTX Precision)	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.96%	7/25/2030	388	387	385	0.06%
ERA Industries, LLC (BTX Precision)	(4) (10)	First Lien Debt	S +	4.75%	9.06%	7/25/2030	362	359	360	0.06%
ERA Industries, LLC (BTX Precision)	(4) (10)	First Lien Debt	S +	4.75%	8.91%	7/25/2030	677	670	672	0.11%
Heartland Paving Partners, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.00%	8/9/2030	5,616	4,992	4,849	0.80%
Heartland Paving Partners, LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.00%	8/9/2030	5,609	5,597	5,454	0.90%
Heartland Paving Partners, LLC	(4) (10)	First Lien Debt	S +	5.00%	9.00%	8/9/2030	8,358	8,287	8,127	1.36%
ICE USA Infrastructure, Inc.	(4) (10)	First Lien Debt	S +	5.75%	9.75%	3/15/2030	791	784	764	0.13%
ICE USA Infrastructure, Inc.	(4) (10)	First Lien Debt	S +	5.75%	9.75%	3/15/2030	2,839	2,816	2,741	0.46%
MEI Buyer LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.16%	6/29/2029	868	866	875	0.15%
MEI Buyer LLC	(4) (10)	First Lien Debt	S +	5.00%	9.16%	6/29/2029	5,429	5,352	5,473	0.92%
WSB Engineering Holdings Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.49%	8/31/2029	14,508	2,162	2,075	0.35%
WSB Engineering Holdings Inc.	(4) (10)	First Lien Debt	S +	4.50%	8.70%	8/31/2029	3,093	3,061	3,063	0.51%
WSB Engineering Holdings Inc.	(4)	First Lien Debt (Delayed Draw)	S +	4.50%	8.80%	8/31/2029	2,032	2,023	2,012	0.34%
Total Construction & Engineering								42,757	42,227	7.06%

Construction Materials
Java Buyer, Inc. (Sciens Building Solutions, LLC)	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.29%	12/15/2027	5,198	5,177	5,198	0.87%
Java Buyer, Inc. (Sciens Building Solutions, LLC)	(4) (7)	First Lien Debt	S +	5.00%	9.29%	12/15/2027	9,841	9,757	9,841	1.65%
SCIC Buyer, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.75%	3/28/2031	1,352	(3)	26	0.00%
SCIC Buyer, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.75%	3/28/2031	6,416	6,354	6,538	1.09%
Total Construction Materials								21,285	21,603	3.61%

Containers & Packaging
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.35%	3/23/2029	1,508	1,506	1,502	0.25%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.35%	3/23/2029	3,255	3,244	3,240	0.54%
Impact Parent Corporation (Impact Environmental Group)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.36%	3/23/2029	2,750	1,786	1,782	0.30%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.35%	3/23/2029	1,667	1,661	1,660	0.28%
Impact Parent Corporation (Impact Environmental Group)	(4)	First Lien Debt	S +	5.25%	9.35%	3/23/2029	3,569	3,520	3,553	0.59%
Impact Parent Corporation (Impact Environmental Group)	(4) (10)	First Lien Debt	S +	5.25%	9.35%	3/23/2029	731	721	728	0.12%
New Spartech Holdings LLC	(4)	First Lien Debt	S +	7.00%	11.13%	3/31/2030	959	941	959	0.16%
New Spartech Holdings LLC	(4) (7)	First Lien Debt	S +	1.00%	5.13% (Cash) 4.25% (PIK)	9/30/2030	1,588	1,588	1,588	0.27%
Online Labels Group, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.25%	12/19/2029	195	-	-	0.00%
Online Labels Group, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.25%	12/19/2029	194	97	97	0.02%
Online Labels Group, LLC	(4) (10)	First Lien Debt	S +	5.25%	9.25%	12/19/2029	1,579	1,567	1,579	0.26%
Pelican Products, Inc.	(7) (9)	First Lien Debt	S +	4.25%	8.51%	12/29/2028	7,700	7,660	6,607	1.10%
Performance Packaging Buyer, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.63%	4/15/2031	3,045	3,016	3,021	0.51%
Total Containers & Packaging								27,307	26,316	4.40%

Distributors
Motion & Control Enterprises LLC	(4)	First Lien Debt (Delayed Draw)	S +	6.00%	10.17%	6/1/2028	10,904	10,901	10,814	1.81%
Motion & Control Enterprises LLC	(4)	First Lien Debt (Delayed Draw)	S +	6.00%	10.17%	6/1/2028	3,961	3,961	3,929	0.66%
Motion & Control Enterprises LLC	(4) (10)	First Lien Debt	S +	6.00%	10.17%	6/1/2028	3,961	3,931	3,928	0.66%
Motion & Control Enterprises LLC	(4) (10)	First Lien Debt	S +	6.00%	10.17%	6/1/2028	546	543	542	0.09%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)	(4)	First Lien Debt	S +	5.25%	9.57%	4/4/2029	5,266	5,202	5,195	0.87%
Rhino Intermediate Holding Company, LLC (Rhino Tool House)	(4)	First Lien Debt (Delayed Draw)	S +	5.25%	9.63%	4/4/2029	1,056	1,052	1,041	0.17%
Total Distributors								25,590	25,449	4.26%

Diversified Consumer Services
Excel Fitness Holdings, Inc.	(4) (10)	First Lien Debt	S +	5.25%	9.25%	4/27/2029	11,730	11,647	11,730	1.97%
Excel Fitness Holdings, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.50%	9.50%	4/27/2029	1,031	199	205	0.03%
Total Diversified Consumer Services								11,846	11,935	2.00%

Diversified Financial Services
Ascend Partner Services LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.65%	8/11/2031	12,429	9,409	9,339	1.56%
Ascend Partner Services LLC	(4) (10)	First Lien Debt	S +	4.50%	8.54%	8/11/2031	7,193	7,132	7,123	1.19%
Cohen Advisory, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.79%	12/31/2031	2,100	85	94	0.02%
Cohen Advisory, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.50%	12/31/2031	3,752	3,719	3,752	0.63%
KRIV Acquisition, Inc. (Riveron)	(4) (10)	First Lien Debt	S +	5.00%	9.00%	7/31/2031	11,100	10,864	11,030	1.84%
Sagebrush Buyer, LLC (Province)	(4) (10)	First Lien Debt	S +	5.00%	9.16%	7/1/2030	1,947	1,931	1,930	0.32%
Smith & Howard Advisory LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	3.75%	9.00%	11/26/2030	1,021	971	953	0.16%
Smith & Howard Advisory LLC	(4) (10)	First Lien Debt	S +	3.75%	9.06%	11/26/2030	1,263	1,252	1,238	0.21%
Vensure Employer Services, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.00%	9/27/2031	1,029	(4)	-	0.00%
Vensure Employer Services, Inc.	(4) (7)	First Lien Debt	S +	5.00%	9.00%	9/27/2031	14,566	14,457	14,565	2.43%
Total Diversified Financial Services								49,816	50,024	8.36%

Diversified Telecommunication Services
Sapphire Telecom, Inc.	(4)	First Lien Debt	S +	5.00%	9.16%	6/27/2029	8,225	8,160	8,257	1.38%
Total Diversified Telecommunication Services								8,160	8,257	1.38%

Electric Utilities
Industrial Air Flow Dynamics, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.00%	8/14/2030	1,673	-	(8)	0.00%
Industrial Air Flow Dynamics, Inc.	(4) (7) (10)	First Lien Debt	S +	5.00%	9.00%	8/14/2030	6,357	6,325	6,328	1.06%
Total Electric Utilities								6,325	6,320	1.06%

Electrical Equipment
Matador US Buyer, LLC (Insulation Technology Group)	(4) (8)	First Lien Debt	S +	5.50%	9.66%	6/25/2030	9,658	9,577	9,621	1.60%
Matador US Buyer, LLC (Insulation Technology Group)	(4) (6) (8)	First Lien Debt (Delayed Draw)	S +	5.50%	9.66%	6/25/2030	2,555	2,433	2,423	0.41%
RMS Energy Borrower LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.50%	9/30/2032	1,181	(3)	(5)	0.00%
RMS Energy Borrower LLC	(4) (10)	First Lien Debt	S +	4.50%	8.50%	9/30/2032	6,498	6,466	6,469	1.08%
Total Electrical Equipment								18,473	18,508	3.09%

Electronic Equipment, Instruments & Components
INS Intermediate II, LLC (Ergotech DBA Industrial Networking Solutions)	(4) (10)	First Lien Debt (Delayed Draw)	S +	5.50%	9.85%	1/19/2029	1,708	1,676	1,681	0.28%
INS Intermediate II, LLC (Ergotech DBA Industrial Networking Solutions)	(4) (10)	First Lien Debt	S +	5.50%	9.85%	1/19/2029	8,403	8,309	8,272	1.38%
Total Electronic Equipment, Instruments & Components								9,985	9,953	1.66%

Energy Equipment & Services
Ovation Holdings, Inc	(4)	First Lien Debt	S +	5.00%	9.31%	2/4/2030	6,907	6,814	6,901	1.15%
Ovation Holdings, Inc	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.31%	2/4/2030	1,634	1,621	1,633	0.27%
Ovation Holdings, Inc	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.00%	2/4/2030	3,420	2,818	2,844	0.48%
Ovation Holdings, Inc	(4) (10)	First Lien Debt	S +	5.00%	9.31%	2/4/2030	410	406	409	0.07%
SI Solutions, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.88%	8/15/2030	5,129	5,087	5,110	0.85%
SI Solutions, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.75%	8/15/2030	2,437	481	477	0.08%
SI Solutions, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.75%	8/15/2030	2,270	2,260	2,261	0.38%
Total Energy Equipment & Services								19,487	19,635	3.28%

Food Products
AmerCareRoyal, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.16%	9/10/2030	3,257	-	(91)	-0.02%
AmerCareRoyal, LLC	(4) (10)	First Lien Debt	S +	5.00%	9.16%	9/10/2030	14,078	13,959	13,683	2.29%
AmerCareRoyal, LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.16%	9/10/2030	2,242	2,233	2,179	0.36%
Commercial Bakeries Corp.	(4) (8) (10)	First Lien Debt	S +	5.75%	9.75%	9/25/2029	1,842	1,830	1,808	0.30%
Commercial Bakeries Corp.	(4) (8) (10)	First Lien Debt	S +	5.75%	9.75%	9/25/2029	875	869	858	0.14%
Commercial Bakeries Corp.	(4) (8) (10)	First Lien Debt	S +	5.75%	9.75%	9/25/2029	7,283	7,180	7,147	1.20%
FoodScience, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.43%	11/14/2031	2,748	901	869	0.15%
FoodScience, LLC	(4) (10)	First Lien Debt	S +	5.25%	9.12%	11/14/2031	2,561	2,538	2,525	0.42%
Nellson Nutraceutical, LLC	(4) (7)	First Lien Debt	S +	5.75%	9.75%	4/17/2031	11,493	11,382	11,384	1.90%
Nellson Nutraceutical, LLC	(4) (7) (10)	First Lien Debt	S +	5.75%	9.75%	4/17/2031	7,612	7,539	7,540	1.26%
Nellson Nutraceutical, LLC	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.75%	9.75%	4/17/2031	595	(1)	(6)	0.00%
Sugar PPC Buyer LLC (Sugar Foods)	(4) (7) (10)	First Lien Debt	S +	4.75%	9.07%	10/2/2031	5,782	5,675	5,782	0.97%
Sugar PPC Buyer LLC (Sugar Foods)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	9.07%	10/2/2031	1,606	1,592	1,606	0.27%
Total Food Products								55,697	55,284	9.24%

Gas Utilities
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt	S +	5.00%	9.18%	9/15/2028	7,174	7,095	7,046	1.17%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	9/15/2028	2,283	2,272	2,243	0.38%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	9/15/2028	1,074	1,071	1,054	0.18%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (10)	First Lien Debt	S +	5.00%	9.15%	9/15/2028	2,368	2,338	2,326	0.39%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.45%	9/15/2028	2,838	2,383	2,342	0.39%
DH United Holdings, LLC (D&H United Fueling Solutions)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.47%	9/15/2028	1,402	(5)	(25)	0.00%
Total Gas Utilities								15,154	14,986	2.51%

Health Care Equipment & Supplies
ACP Maverick Holdings, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.75%	3/18/2031	3,582	(16)	(32)	-0.01%
ACP Maverick Holdings, Inc.	(4) (7) (10)	First Lien Debt	S +	4.75%	8.75%	3/18/2031	16,038	15,885	15,893	2.66%
Bridges Consumer Healthcare Intermediate LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.45%	12/22/2031	1,196	951	938	0.16%
Bridges Consumer Healthcare Intermediate LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.45%	12/22/2031	2,099	(10)	(32)	-0.01%
Bridges Consumer Healthcare Intermediate LLC	(4) (10)	First Lien Debt	S +	5.25%	9.25%	12/22/2031	2,512	2,489	2,474	0.41%
HMN Acquirer Corp.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.50%	11/5/2031	1,056	(2)	(16)	0.00%
HMN Acquirer Corp.	(4) (10)	First Lien Debt	S +	4.50%	8.50%	11/5/2031	2,850	2,825	2,807	0.47%
Impact Advisors, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.50%	3/19/2032	7,010	(33)	10	0.00%
Impact Advisors, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.50%	3/19/2032	12,555	12,434	12,573	2.10%
Tidi Legacy Products, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	4.50%	8.66%	12/19/2029	1,972	-	20	0.00%
Tidi Legacy Products, Inc.	(4) (7) (10)	First Lien Debt	S +	4.50%	8.66%	12/19/2029	7,364	7,309	7,438	1.25%
YI, LLC (Young Innovations)	(4) (7)	First Lien Debt	S +	5.75%	9.90%	12/3/2029	11,076	10,994	10,851	1.82%
Total Health Care Equipment & Supplies								52,826	52,924	8.85%

Health Care Providers & Services
AB Centers Acquisition Corporation	(4)	First Lien Debt	S +	5.25%	9.47%	7/2/2031	10,009	9,972	9,930	1.67%
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (10)	First Lien Debt	S +	5.25%	9.47%	7/2/2031	6,771	6,713	6,718	1.12%
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.47%	7/2/2031	1,237	442	434	0.07%
AB Centers Acquisition Corporation (Action Behavior Centers)	(4) (10)	First Lien Debt	S +	5.25%	9.41%	7/2/2031	1,660	1,653	1,647	0.28%
Bluebird PM Buyer, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.75%	2/3/2032	502	(1)	1	0.00%
Bluebird PM Buyer, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.75%	2/3/2032	3,662	3,630	3,672	0.61%
Dermatology Intermediate Holdings III, Inc. (Forefront Dermatology)	(7) (9) (10)	First Lien Debt	S +	4.25%	8.56%	3/30/2029	4,522	4,477	4,274	0.71%
Eyesouth Eye Care Holdco LLC	(4)	First Lien Debt	S +	5.50%	9.76%	10/5/2029	7,627	7,518	7,505	1.25%
Eyesouth Eye Care Holdco LLC	(4)	First Lien Debt (Delayed Draw)	S +	5.50%	9.76%	10/5/2029	2,501	2,501	2,461	0.41%
JKC Buyer, Inc. (J. Knipper and Company Inc)	(4) (10)	First Lien Debt	S +	5.00%	9.23%	2/13/2032	2,637	2,615	2,639	0.44%
JKC Buyer, Inc. (J. Knipper and Company Inc)	(4) (10)	First Lien Debt (Delayed Draw)	S +	5.00%	9.23%	2/13/2032	913	909	913	0.15%
OMERS Relief Acquisition, LLC (Gastro Health)	(4)	First Lien Debt	S +	4.50%	8.78%	7/3/2028	8,101	8,075	8,049	1.35%
Promptcare Infusion Buyer, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	6.00%	10.38%	9/1/2027	1,244	618	616	0.10%
Promptcare Infusion Buyer, Inc.	(4) (7)	First Lien Debt	S +	6.00%	10.39%	9/1/2027	9,049	9,037	9,034	1.51%
Promptcare Infusion Buyer, Inc.	(4) (7)	First Lien Debt (Delayed Draw)	S +	6.00%	10.38%	9/1/2027	1,410	1,409	1,407	0.24%
Sandlot Buyer, LLC (Prime Time Healthcare)	(4)	First Lien Debt	S +	6.25%	10.55%	9/19/2028	15,667	15,391	15,420	2.58%
VMG Holdings LLC (VMG Health)	(4) (10)	First Lien Debt	S +	5.00%	9.00%	4/16/2030	6,866	6,810	6,809	1.14%
VMG Holdings LLC (VMG Health)	(4) (10)	First Lien Debt	S +	5.00%	9.00%	4/16/2030	493	489	489	0.08%
Total Health Care Providers & Services								82,258	82,018	13.71%

Hotels, Restaurants & Leisure
Davidson Hotel Company LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.16%	10/31/2031	458	17	23	0.00%
Davidson Hotel Company LLC	(4) (10)	First Lien Debt	S +	5.00%	9.16%	10/31/2031	1,374	1,362	1,388	0.24%
Total Hotels, Restaurants & Leisure								1,379	1,411	0.24%

Household Durables
AMS Parent, LLC (All My Sons)	(9) (10)	First Lien Debt	S +	4.75%	9.03%	10/25/2028	5,741	5,712	5,425	0.91%
Total Household Durables								5,712	5,425	0.91%

Household Products
DRS Holdings III, Inc.	(4) (7) (10)	First Lien Debt	S +	5.25%	9.41%	11/1/2028	1,260	1,254	1,254	0.21%
MPG Parent Holdings, LLC (Market Performance Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.29%	1/8/2030	1,473	1,473	1,477	0.25%
MPG Parent Holdings, LLC (Market Performance Group)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.21%	1/8/2030	2,165	234	244	0.04%
MPG Parent Holdings, LLC (Market Performance Group)	(4) (10)	First Lien Debt	S +	5.00%	9.30%	1/8/2030	6,002	5,956	6,018	1.00%
Total Household Products								8,917	8,993	1.50%

Industrial Conglomerates
ISG Enterprises, LLC (Industrial Service Group)	(4)	First Lien Debt	S +	5.75%	10.06%	12/7/2028	5,608	5,541	5,486	0.92%
ISG Enterprises, LLC (Industrial Service Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.75%	10.06%	12/7/2028	2,920	2,913	2,857	0.48%
ISG Enterprises, LLC (Industrial Service Group)	(4)	First Lien Debt (Delayed Draw)	S +	5.75%	10.06%	12/7/2028	10,309	10,306	10,085	1.68%
Total Industrial Conglomerates								18,760	18,428	3.08%

Insurance
Patriot Growth Insurance Services, LLC	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.15%	10/16/2028	8,808	8,760	8,676	1.45%
Total Insurance								8,760	8,676	1.45%

Internet and Direct Marketing Retail
XpressMyself.com LLC (SmartSign)	(4)	First Lien Debt	S +	5.50%	9.67%	9/7/2028	7,178	7,141	7,178	1.20%
XpressMyself.com LLC (SmartSign)	(4)	First Lien Debt	S +	5.75%	9.91%	9/7/2028	2,632	2,600	2,632	0.44%
Total Internet and Direct Marketing Retail								9,741	9,810	1.64%

IT Services
360 Holdco, Inc. (360 Training)	(4) (10)	First Lien Debt	S +	5.00%	9.16%	8/2/2028	1,485	1,475	1,485	0.25%
360 Holdco, Inc. (360 Training)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.16%	8/2/2028	1,346	-	-	0.00%
Redwood Services Group, LLC (Evergreen Services Group)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.25%	9.26%	6/15/2029	4,767	1,594	1,614	0.27%
Redwood Services Group, LLC (Evergreen Services Group)	(4) (7)	First Lien Debt	S +	5.25%	9.26%	6/15/2029	12,654	12,510	12,654	2.11%
Redwood Services Group, LLC (Evergreen Services Group)	(4) (7)	First Lien Debt (Delayed Draw)	S +	5.25%	9.26%	6/15/2029	2,137	2,124	2,137	0.36%
Total IT Services								17,703	17,890	2.99%

Leisure Products
TouchTunes Music Group, LLC (TouchTunes Interactive Network)	(4)	First Lien Debt	S +	4.75%	8.75%	4/2/2029	7,442	7,396	7,442	1.24%
Total Leisure Products								7,396	7,442	1.24%

Machinery
Hyperion Materials & Technologies, Inc.	(4)	First Lien Debt	S +	4.50%	8.87%	8/30/2028	4,174	4,168	4,086	0.69%
Jetson Buyer, Inc. (E-Technologies Group, Inc.)	(4) (10)	First Lien Debt	S +	5.50%	9.50%	4/9/2030	3,144	3,118	3,061	0.51%
Total Machinery								7,286	7,147	1.20%

Personal Products
Bradford Soap International, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.91%	8/28/2031	990	-	(5)	0.00%
Bradford Soap International, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.91%	8/28/2031	2,971	2,956	2,957	0.49%
Healthspan Buyer, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.75%	10/16/2030	5,845	(14)	(26)	0.00%
Healthspan Buyer, LLC	(4) (10)	First Lien Debt	S +	4.75%	8.75%	10/16/2030	6,063	6,033	6,037	1.01%
Healthspan Buyer, LLC (Thorne HealthTech)	(4) (10)	First Lien Debt	S +	4.75%	8.75%	10/16/2030	2,684	2,673	2,672	0.45%
Healthspan Buyer, LLC (Thorne HealthTech)	(4) (10)	First Lien Debt	S +	4.75%	8.75%	10/16/2030	5,053	5,014	5,031	0.84%
Total Personal Products								16,662	16,666	2.79%

Pharmaceuticals
Lavie Group, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	10/10/2029	321	(1)	(3)	0.00%
Lavie Group, Inc.	(4) (7) (10)	First Lien Debt	S +	5.00%	9.17%	10/12/2029	1,196	1,185	1,185	0.20%
Lavie Group, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.32%	10/12/2029	744	(3)	(7)	0.00%
Lavie Group, Inc.	(4) (10)	First Lien Debt	S +	5.00%	9.32%	10/12/2029	2,529	2,505	2,506	0.42%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.27%	8/22/2028	5,395	5,380	5,395	0.90%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt	S +	5.00%	9.27%	8/22/2028	2,598	2,567	2,598	0.43%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.27%	8/22/2028	1,543	1,537	1,543	0.26%
Wellspring Pharmaceutical Corporation	(4) (10)	First Lien Debt	S +	5.00%	9.27%	8/22/2028	3,159	3,144	3,159	0.53%
Wellspring Pharmaceutical Corporation	(4)	First Lien Debt	S +	5.00%	9.27%	8/22/2028	3,109	3,075	3,109	0.52%
Total Pharmaceuticals								19,389	19,485	3.26%

Professional Services
AG Group Holdings, Inc. (Addison Group)	(9)	First Lien Debt	S +	4.25%	8.41%	12/29/2028	5,475	5,474	4,864	0.81%
ALKU Intermediate Holdings, LLC	(4)	First Lien Debt	S +	6.25%	10.25%	5/23/2029	3,907	3,853	3,892	0.65%
All4 Buyer, LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.50%	8.82%	1/23/2032	1,038	(5)	(10)	0.00%
All4 Buyer, LLC	(4) (10)	First Lien Debt	S +	4.50%	8.82%	1/23/2032	1,239	1,228	1,228	0.21%
Archer Acquisition, LLC (ARMstrong)	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.85%	10/8/2029	453	113	112	0.02%
Archer Acquisition, LLC (ARMstrong)	(4) (10)	First Lien Debt	S +	4.75%	8.85%	10/8/2029	3,294	3,257	3,266	0.55%
Cornerstone Advisors of Arizona, LLC	(4) (7) (10)	First Lien Debt	S +	4.75%	8.75%	5/13/2032	8,700	8,657	8,653	1.45%
KENG Acquisition, Inc. (Enagage PEO)	(4) (7) (10)	First Lien Debt	S +	5.00%	9.31%	8/1/2029	4,586	4,535	4,549	0.76%
KENG Acquisition, Inc. (Enagage PEO)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.31%	8/1/2029	4,462	2,765	2,736	0.46%
KENG Acquisition, Inc. (Enagage PEO)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.31%	8/1/2029	2,851	(5)	(23)	0.00%
KENG Acquisition, Inc. (Engage PEO)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.31%	8/1/2029	5,347	(22)	(43)	-0.01%
LSCS Holdings, Inc. (Dohmen)	(4) (7) (10)	First Lien Debt	S +	4.50%	8.50%	3/4/2032	2,534	2,521	2,529	0.42%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.57%	7/3/2029	5,488	-	-	0.00%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (10)	First Lien Debt	S +	5.25%	9.25%	7/3/2029	644	638	644	0.11%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.54%	7/3/2029	5,774	4,251	4,259	0.71%
Orion Group FM Holdings, LLC (Leo Facilities)	(4) (10)	First Lien Debt	S +	5.25%	9.25%	7/3/2029	7,616	7,533	7,616	1.27%
Secretariat Advisors LLC	(4) (10)	First Lien Debt	S +	4.00%	8.00%	2/28/2032	3,270	3,255	3,254	0.54%
Secretariat Advisors LLC	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.00%	8.00%	2/28/2032	396	-	(2)	0.00%
Total Professional Services								48,048	47,524	7.95%

Road & Rail
EVDR Purchaser, Inc. (Alternative Logistics Technologies Buyer, LLC)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.25%	9.41%	2/14/2031	1,468	-	(12)	0.00%
EVDR Purchaser, Inc. (Alternative Logistics Technologies Buyer, LLC)	(4) (7) (10)	First Lien Debt	S +	5.25%	9.41%	2/14/2031	5,060	5,021	5,017	0.84%
Total Road & Rail								5,021	5,005	0.84%

Software
Businessolver.com, Inc.	(4) (7)	First Lien Debt	S +	5.50%	9.60%	12/1/2027	8,667	8,631	8,667	1.44%
Businessolver.com, Inc.	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.50%	9.60%	12/1/2027	1,301	1,063	1,066	0.18%
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(4) (7)	First Lien Debt	S +	5.00%	9.20%	8/2/2030	2,515	2,505	2,487	0.42%
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(4) (7)	First Lien Debt	S +	5.00%	9.20%	8/2/2030	14,670	14,612	14,506	2.42%
Diligent Corporation (fka Diamond Merger Sub II, Corp.)	(4) (6) (7)	First Lien Debt (Delayed Draw)	S +	5.00%	9.20%	8/2/2030	2,515	(10)	(28)	0.00%
Exterro, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.25%	9.57%	6/1/2027	708	-	(3)	0.00%
Exterro, Inc.	(4) (10)	First Lien Debt	S +	5.25%	9.25%	6/1/2027	2,214	2,203	2,203	0.37%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.90% (Cash) 1.75% (PIK)	4/16/2029	1,265	1,261	1,171	0.20%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.90% (Cash) 1.75% (PIK)	4/16/2029	280	280	260	0.04%
Revalize Inc. (f/k/a AQ Holdco Inc.)	(4) (7)	First Lien Debt (Delayed Draw)	S +	4.75%	8.90% (Cash) 1.75% (PIK)	4/16/2029	4,925	4,920	4,560	0.76%
VALIDITY INC	(4) (10)	First Lien Debt	S +	5.25%	9.58%	4/12/2032	3,067	3,038	3,049	0.51%
Total Software								38,503	37,938	6.34%

Transportation Infrastructure
FSK Pallet Holding Corp. (Kamps Pallets)	(4) (10)	First Lien Debt	S +	6.00%	10.46%	12/23/2026	8,135	8,083	7,991	1.34%
Transit Buyer, LLC (Propark Mobility)	(4) (6)	First Lien Debt (Delayed Draw)	S +	5.00%	9.03%	1/31/2029	2,803	(13)	-	0.00%
Transit Buyer, LLC (Propark Mobility)	(4)	First Lien Debt	S +	5.00%	9.00%	1/31/2029	5,790	5,737	5,790	0.97%
Transit Buyer, LLC (Propark Mobility)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.00%	1/31/2029	2,665	2,633	2,665	0.45%
Transit Buyer, LLC (Propark Mobility)	(4)	First Lien Debt (Delayed Draw)	S +	5.00%	9.03%	1/31/2029	4,395	4,387	4,395	0.73%
Total Transportation Infrastructure								20,827	20,841	3.49%

Wireless Telecommunication Services
Mobile Communications America, Inc.	(4) (6)	First Lien Debt (Delayed Draw)	S +	4.75%	8.90%	10/16/2029	3,259	265	245	0.04%
Mobile Communications America, Inc.	(4)	First Lien Debt (Delayed Draw)	S +	4.75%	8.74%	10/16/2029	2,068	2,057	2,055	0.34%
Mobile Communications America, Inc.	(4) (10)	First Lien Debt	S +	4.75%	8.90%	10/16/2029	8,779	8,693	8,725	1.46%
Total Wireless Telecommunication Services								11,015	11,025	1.84%

Total Debt Investments								833,211	828,073	138.46%

Equity Investments						Acquisition Date

Containers & Packaging
New Spartech Holdings LLC	(4)	Common Units				6/6/2025	209,000	1,059	755	0.13%
Total Containers & Packaging								1,059	755	0.13%

Total Equity Investments								1,059	755	0.13%

Cash Equivalents
BlackRock Liquidity Funds T-Fund Institutional Class					4.00%		18,414,258	18,414	18,414	3.08%
First American Government Obligations Fund					4.00%		2,717	3	3	0.00%
Total Cash Equivalents								18,417	18,417	3.08%

Total Investments								$ 852,687	$ 847,245	141.67%

(1) All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act classifies investments based on the level of control that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when the Company owns 25% or less of the portfolio company’s voting securities and “controlled” when the Company owns more than 25% of the portfolio company’s voting securities. The 1940 Act also classifies investments further based on the level of ownership that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when the Company owns less than 5% of a portfolio company’s voting securities and “affiliated” when the Company owns 5% or more of a portfolio company’s voting securities.

(2) Unless otherwise indicated, issuers of debt held by the Company are domiciled in the United States.
(3) The majority of the investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate ("SOFR" or "S"), which reset monthly or quarterly. For each such investment, the Company has provided the spread over SOFR and the current contractual interest rate in effect at September 30, 2025. As of September 30, 2025, the rate for 1M S, 3M S, 6M S and 12M S are 4.13%, 3.98%, 3.85% and 3.66% respectively. Certain investments are subject to a SOFR floor. For fixed rate loans, a spread above a reference rate is not applicable.

(4) Investment valued using unobservable inputs (Level 3).
(5) Percentage is based on net assets of $598,055 as of September 30, 2025
(6) Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion.The investment may be subject to unused commitment fees.
(7) Investment is a unitranche position.
(8) This portfolio company is not domiciled in the United States.  The principal place of business for Phaidon International is the United Kingdom. The principal place of business for Commercial Bakeries is Canada. The principal place of business for Insulation Technology Group is Germany.

(9) Investments valued using observable inputs (Level 2)
(10) Denotes that all or a portion of the assets are owned by SPV I. SPV I entered into a loan and security agreement (the “ABL Facility”) on April 27, 2023. The lenders of the ABL Facility have a first lien security interest in substantially all of the assets of SPV I. Accordingly, such assets are not available to creditors of the Company.